Law Offices of DT Chisolm, P.C.
11508 H-236 Providence Road
Charlotte, NC 28277

October 12, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Office of Filings, Information & Consumer Services

RE:	Global X Funds (“Trust”) File Nos. 333-151713, 811-22209
Post-Effective Amendment No. 47

Ladies and Gentlemen:

Included herewith for filing on behalf of the Trust, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, is one copy of Post-Effective Amendment No. 47 to the Trust’s Registration Statement on Form N-1A (“Amendment”).

No fee is required in connection with this filing.  If you have any questions relating to this filing, please do not hesitate to contact me at (704) 806-2387.

Sincerely, /s/ Daphne Tippens Chisolm